Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Cash Reported (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Mar. 03, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Successor [Member]
Schedule of Cash, Cash Equivalents and Restricted Cash Reported [Line Items]
Cash and cash equivalents	$ 42,317
Restricted cash	11,278
Total cash, cash equivalents, and restricted cash presented in the statement of cash flows	53,595	$ 15,090
Predecessor [Member]
Schedule of Cash, Cash Equivalents and Restricted Cash Reported [Line Items]
Cash and cash equivalents			$ 4,119
Restricted cash			11,222
Total cash, cash equivalents, and restricted cash presented in the statement of cash flows		$ 18,977	15,341	$ 20,160	$ 102,287
Cash Equivalents [Member] | Successor [Member]
Schedule of Cash, Cash Equivalents and Restricted Cash Reported [Line Items]
Cash and cash equivalents	42,317
Restricted cash	11,278
Total cash, cash equivalents, and restricted cash presented in the statement of cash flows	$ 53,595
Cash Equivalents [Member] | Predecessor [Member]
Schedule of Cash, Cash Equivalents and Restricted Cash Reported [Line Items]
Cash and cash equivalents			4,119
Restricted cash			11,222
Total cash, cash equivalents, and restricted cash presented in the statement of cash flows			$ 15,341